Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2015	Apr. 30, 2014
Equity [Abstract]
Share repurchase program, Authorized amount		$ 750,000,000
Repurchase of shares, Shares	8,596
Average price at which ordinary shares are repurchased	$ 52.80
Remaining authority to repurchase outstanding ordinary shares	$ 260,088,000